Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Tivic Health Systems, Inc.
Entity Central Index Key	0001787740
Entity Tax Identification Number	81-4016391
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47685 Lakeview Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(888)
Local Phone Number	276-6888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false